Stock-Based Compensation	9 Months Ended
Apr. 30, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the 2011 Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  The Company obtained stockholder approval of the 2011 Plan at its March 2, 2012 annual meeting of stockholders.

During the quarter ended October 31, 2011, the Company granted options to purchase 355,000 shares of the Company’s common stock to employees and options to purchase 100,000 shares of the Company’s common stock to one non-employee director under the 2011 Plan.  The options issued to employees have a ten-year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The option issued to the director has a ten-year term, vests quarterly in equal increments over one year and has an exercise price of $0.40.

During the quarter ended January 31, 2012, the Company granted options to purchase 50,000 shares of the Company’s common stock to employees and options to purchase 410,000 shares of the Company’s common stock to consultants under the 2011 Plan.  The employee options have a ten-year term, vest annually in equal installments over three years and have an exercise price of $0.23.  The options issued to consultants have a ten year term, vest in accordance with the term of the consulting agreement, and have exercise prices ranging from $0.30 to $0.39.

During the quarter ended April 30, 2012, the Company granted options to purchase 895,000 shares of the Company’s common stock to employees and options to purchase 300,000 shares of the Company’s common stock to directors under the 2011 Plan.  The employee options have a ten-year term, vest annually in equal installments over three years and have an exercise price of $0.21.  The options issued to directors have a ten year term, vest quarterly in equal installments over one year and have exercise price of $0.21.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and nine months ended April 30, 2012 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the three and nine months ended April 30, 2012: Expected volatility, 85.96% - 125.0%; Risk-free interest rate, 0.82% - 2.08%; Expected forfeiture rate, 0.00%; Expected dividend yield, 0.00%; Expected term, 5.00 - 10.00 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used a simple average of the vesting period and the contractual term for options granted, all of which have been granted subsequent to March 2011, as permitted by ASC Topic 718.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on our common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statements of operations for the three and nine months ended April 30, 2012 resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $65,000 and $121,000, respectively.  Of this balance during the three and nine months ended April 30, 2012, $17,000 and $37,000, respectively, was recorded to research and development, and $48,000 and $84,000, respectively, was recorded in general and administrative in the Company’s consolidated statement of operations.

A summary of the stock option activity is as follows:

	Weighted-Average Exercise Price	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	2,110,000	$0.27
Exercised	—	—
Forfeited / Cancelled	75,000	0.40
Balance at April 30, 2012	2,035,000	$0.27	$—

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.21 - 0.40	2,035,000	9.80	0.27	748,333	9.75	$0.28

The weighted-average grant date fair value of stock options granted during the three and nine months ended April 30, 2012 was $0.17 and $0.19, respectively.  As of April 30, 2012, there was approximately $260,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 2.30 years.